FINANCIAL INCOME (EXPENSES), NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
FINANCIAL INCOME (EXPENSES), NET [Abstract]
Bank charges	$ (62)	$ (28)	$ (24)
Income (expenses) related to hedging activity	(102)	485	(239)
Interest expenses	(262)
Share-based compensation expenses related to warrants granted in connection with credit line	(273)
Exchange rate loss	(58)	(24)
Total income (expenses)	(757)	433	(263)
Interest income	154	54	147
Exchange rate gain			75
Total financial income	154	54	222
Total financial income (expenses), net	$ (603)	$ 487	$ (41)